Citi
100 Summer Street, Suite 1500
Boston, MA 02110
May 30, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	RidgeWorth Funds (File Nos. 033-45671 and 811-06557)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:
As Administrator on behalf of RidgeWorth Funds (the “Trust”), we are filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-effective Amendment No. 75 (the “Amendment”) to the Trust’s registration statement on Form N-1A.
The Amendment reflects changes to or clarification of the investment objectives, investment strategies, investment processes and risks with respect to certain series of the Trust, as well to update the investment adviser section to disclose new sub-advisory arrangements for the respective series of the Trust.
Please contact me at (617) 824-1428 if you have any questions or comments regarding this filing.
Very truly yours,

/s/ Kerry Reilly
Kerry Reilly
Vice President